Shareholder Report, Holdings (Details)	May 31, 2025
C000228894 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228894 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228894 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228894 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228894 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228894 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228894 | 05523R107 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228894 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228894 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228894 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228894 | Materials009126202
Holdings [Line Items]
Percent of Total Investments	99.30%
C000228894 | Financials01881G106
Holdings [Line Items]
Percent of Total Investments	0.70%
C000228894 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228894 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228894 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228894 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228894 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000228894 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000228894 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000228894 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000228894 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000228894 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000228894 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000233373 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000233373 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000233373 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000233373 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233373 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233373 | 852234103 | Block, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000233373 | 786584102 | Safran S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233373 | N6596X109 | NXP Semiconductors N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000233373 | 40637H109 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000233373 | 28176E108 | Edwards Lifesciences Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000233373 | Consumer Discretionary26142V105
Holdings [Line Items]
Percent of Total Investments	225.00%
C000233373 | Special Case SecuritiesBROKERINT
Holdings [Line Items]
Percent of Total Investments	0.00%
C000233373 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233373 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000233373 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000233373 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000233373 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000233373 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000233373 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000233373 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000233373 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000233373 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000233373 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000233373 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(9.60%)
C000233373 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(15.80%)